Finance income and fair value change in derivative instruments - Summary of Finance income and fair value change in derivative instruments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Interest Income For Amortised Cost [Abstract]
on fixed deposit with banks	₨ 3,804	$ 45	₨ 3,937	₨ 2,010
on loan given to related party (refer Note 42)	9	0	4
on safeguard duty recoverable	135	2	131	132
others	18	0	15	34
Gain on fair value changes on derivative instruments (other than hedge instruments)	122	1	151	139
Unwinding of contract assets (refer Note 52)	183	2	530	154
Unwinding of financial assets (refer Note 34(i))	301	4	504	441
Total	₨ 4,572	$ 54	₨ 5,272	₨ 2,910